CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends on common stock, per Share	$ 0.15	$ 0.15	$ 0.15
Issuance of common shares for BCB Holding			158,083